Note 10 - Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Trade payable		$ 504,229	$ 768,066	$ 337,564
Payroll related liabilities (1)	[1]	112,913	628,378	104,788
Accrued liabilities		193,451	183,037	73,069
Lease commitment			44,863
		$ 810,593	$ 1,624,344	$ 515,421

[1]	Payroll related liabilities at December 31, 2016 includes $450,000 of bonus payable to the CEO along with $87,751 of past salaries due to some current and former employees of DenseLight.